Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.016	$ 0.016
Ordinary shares, shares authorized (in Shares)	[1]	6,125,000	6,250,000
Ordinary shares issued (in Shares)	[1]	4,206,788	1,100,625
Ordinary shares outstanding (in Shares)	[1]	4,206,788	1,100,625
Founders preferred shares, par value (in Dollars per share)	[1]	$ 0.016
Founders preferred shares, shares authorized (in Shares)	[1]	125,000
Founders preferred shares, shares issued (in Shares)	[1]	125,000
Founders preferred shares, shares outstanding (in Shares)	[1]	125,000

[1]	On December 30, 2025, the Company implemented a one-for-twenty reverse stock split of the Company’s authorized, issued and outstanding ordinary shares, including the Founders Preferred Shares. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.